SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, beginning of the period	474,332
Number of RSUs outstanding, ending of the period	474,332	474,332
Restricted stock units rsu [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, beginning of the period	188,100	44,545
Number of RSUs,Vested	(16,998)	(25,353)
Number of RSUs,Issued		185,240
Number of RSUs ,Forfeited	(1,001)	(16,332)
Number of RSUs outstanding, ending of the period	170,101	188,100